Commitments and Contingencies (Schedule of Asset Retirement Obligations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Sep. 28, 2012
Asset Retirement Obligation [Roll Forward]
Beginning balance	$ 50.6	$ 46.4	$ 45.9
Additions	0	0.4	0
Accretion expense	0.8	2.9	2.5
Payments	0	(0.2)	0
Currency translation	0.3	1.1	(2.0)
Ending Balance	$ 51.7	$ 50.6	$ 46.4